Segment financial information	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Segment financial information
NOTE 6. SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil
and natural gas,
as
well
as
the production, processing, marketing and distribution of petroleum and petrochemical products. As of September 30, 2021, PEMEX’s operations were conducted through five business segments: Exploration and Production, Industrial Transformation, Logistics, the Trading Companies and Corporate and Other Operating Subsidiary Companies. Until December 31, 2020, PEMEX’s operations were also conducted through an additional business segment, Fertilizers (merged into the Industrial Transformation segment as of January 1, 2021). Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at internal transfer prices established by PEMEX that are intended to reflect international market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:

•
The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 18 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation.

•
The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the
Comisión Federal de Electricidad
(Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the
Aeropuertos y Servicios Auxiliares
(Airports and Auxiliary Services Agency). The refining segment’s most important products are different types of gasoline and diesel.

The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives.

•
The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.

•
The fertilizers segment earns revenues from trading ammonia, fertilizers and its derivatives, mostly in the domestic market. This entity was merged into the Industrial Transformation segment as of January 1, 2021.

•
The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.

•
The segment related to corporate and other operating Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance
services to PEMEX’s entities and companies.

The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. As a result, the line items presented below may not total. The columns before intersegment eliminations include unconsolidated figures. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its
decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/ for the nine-month period ended September 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	335,604,545	492,800,331	—	208,636,965	9,178,781	—	1,046,220,622
Intersegment		315,840,615	124,338,007	60,838,892	276,533,100	71,081,482	(848,632,096)	—
Services income		73,383	435,837	2,134,218	825,655	8,864	—	3,477,957
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		37,635,674	278,616	328,174	—	—	—	38,242,464
Cost of sales		328,653,112	668,263,462	33,892,357	472,133,743	27,110,895	(797,762,540)	732,291,029

Gross income (loss)		360,501,105	(50,410,671)	29,408,927	13,861,977	53,158,232	(50,869,556)	355,650,014
Distribution, transportation and sales expenses		230,436	10,852,331	89,785	1,031,673	37,560	(2,851,062)	9,390,723
Administrative expenses		43,907,361	38,721,624	12,262,178	1,262,657	57,258,260	(47,922,159)	105,489,921
Other revenue		4,526,734	7,197,518	87,125	215,827	321,366	—	12,348,570
Other expenses		(3,146,208)	(189,345)	(73,769)	(7,094)	(148,477)	(4,175)	(3,569,068)

Operating income (loss)		317,743,834	(92,976,453)	17,070,320	11,776,380	(3,964,699)	(100,510)	249,548,872
Financing income		55,124,171	299,598	4,441,923	264,022	108,129,043	(148,174,873)	20,083,884
Financing cost		(95,271,585)	(12,551,866)	(252,639)	(1,530,044)	(149,081,222)	148,275,384	(110,411,972)
Derivative financial instruments (cost) income, net		(19,316,381)	(15,231)	—	(1,538,761)	(761,907)	—	(21,632,280)
Foreign exchange (loss) gain, net		(16,401,846)	(4,690,382)	32,015	(95,891)	(2,251,775)	—	(23,407,879)
(Loss) profit sharing in joint ventures and associates		(286,382)	(1,210,016)	(18)	(1,044,164)	(60,826,565)	60,200,462	(3,166,683)
Taxes, duties and other		213,889,840	—	(2,187,700)	972,689	(1,423,111)	—	211,251,718

Net (loss) income	Ps.	27,701,971	(111,144,350)	23,479,301	6,858,853	(107,334,014)	60,200,463	(100,237,776)

Total current assets	Ps.	906,256,631	207,111,584	202,783,552	207,430,242	1,062,055,319	(2,169,714,339)	415,922,989
Total non-current assets		872,904,101	405,924,019	160,058,416	42,174,526	908,614,325	(753,859,803)	1,635,815,584
Total current liabilities		417,250,129	628,668,453	46,121,868	162,190,922	1,748,660,888	(2,169,169,533)	833,722,727
Total non-current liabilities		2,265,705,824	629,004,046	74,329,441	444,940	2,127,910,345	(1,788,712,241)	3,308,682,355
Equity (deficit), net		(903,795,221)	(644,636,896)	242,390,659	86,968,906	(1,905,901,589)	1,034,307,632	(2,090,666,509)
Depreciation and amortization		84,242,207	11,132,633	3,072,705	187,832	1,984,644	—	100,620,021
Depreciation of rights of use		279,511	2,964,439	208,768	699,943	592,120	—	4,744,781
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		25,455,692	36,775,271	6,229,702	(12,222)	22,731,321	—	91,179,764

As of/ for the three-month period ended September 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	128,897,928	174,362,921	—	76,055,408	3,979,220	—	383,295,477
Intersegment		114,921,318	47,962,508	19,947,189	100,402,887	27,825,616	(311,059,518)	—
Services income		30,621	261,268	726,852	393,952	1,537	—	1,414,230
Reversal of impairment (impairment) of wells, pipelines, properties, plant and equipment, net		9,443,446	(3,611,756)	218,314	—	—	—	6,050,004
Cost of sales		126,291,748	236,598,432	11,831,740	174,170,506	11,043,456	(291,483,573)	268,452,309

Gross income (loss)		127,001,565	(17,623,491)	9,060,615	2,681,741	20,762,917	(19,575,945)	122,307,402
Distribution, transportation and sales expenses		62,693	3,087,902	(8,698)	288,789	(18,862)	(934,853)	2,476,971
Administrative expenses		17,753,595	14,071,271	4,393,807	482,675	20,122,711	(18,584,493)	38,239,566
Other revenue		3,148,554	4,537,413	17,869	59,500	(898,180)	—	6,865,156
Other expenses		(2,104,376)	(79,553)	(243,343)	(2,356)	(134,257)	(49,366)	(2,613,251)

Operating income (loss)		110,229,455	(30,324,804)	4,450,032	1,967,421	(373,369)	(105,965)	85,842,770
Financing income		17,230,225	94,579	1,520,485	96,380	37,230,117	(51,308,904)	4,862,882
Financing cost		(30,963,086)	(4,978,753)	(53,066)	(579,116)	(51,089,753)	51,414,870	(36,248,904)
Derivative financial instruments (cost) income, net		(10,894,207)	(9,289)	—	(384,398)	2,013,462	—	(9,274,432)
Foreign exchange (loss) gain, net		(39,266,376)	(4,559,118)	(29,817)	26,655	(3,175,176)	—	(47,003,832)
Profit (loss) sharing in joint ventures and associates		(93,864)	(1,190,495)	(16)	112,534	(66,366,443)	67,579,885	41,601
Taxes, duties and other		78,338,315	—	(2,825,150)	354,020	(402,688)	—	75,464,497

Net (loss) income	Ps.	(32,096,168)	(40,967,880)	8,712,768	885,456	(81,358,474)	67,579,886	(77,244,412)

Depreciation and amortization		27,813,841	3,620,080	292,073	63,715	632,445	—	32,422,154
Depreciation of rights of use		93,167	934,486	50,259	217,770	194,936	—	1,490,618
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,952,587	12,786,223	2,374,865	(12,222)	7,970,763	—	32,072,216

As of/ for the nine-month period ended September 30, 2020	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	221,607,638	360,712,518	—	112,485,775	6,487,350	—	701,293,281
Intersegment		177,364,499	68,991,989	59,763,749	211,396,438	84,928,390	(602,445,065)
Services income		94,162	83,057	3,230,746	74,857	58,233		3,541,055
Reversal of impairment (Impairment) of wells, pipelines, properties, plant and equipment, net		32,741,187	(16,630,608)	—	—	—	—	16,110,579
Cost of sales		258,270,923	487,271,689	30,514,141	318,977,076	20,968,738	(530,758,339)	585,244,228

Gross income (loss)		173,536,563	(74,114,733)	32,480,354	4,979,994	70,505,235	(71,686,726)	135,700,687
Distribution, transportation and sales expenses		167,988	9,635,786	108,979	938,596	132,903	(3,067,997)	7,916,255
Administrative expenses		61,832,426	42,120,523	13,683,850	1,554,103	58,927,425	(68,403,179)	109,715,148
Other revenue		901,504	2,562,293	211,502	355,166	3,792,358	—	7,822,823
Other expenses		(744,603)	(42,480)	72,820	(167,589)	(96,016)	210,745	(767,123)

Operating income (loss)		111,693,050	(123,351,229)	18,971,847	2,674,872	15,141,249	(4,805)	25,124,984
Financing income		54,183,827	375,253	1,956,929	228,155	127,757,132	(174,980,278)	9,521,018
Financing cost		(130,645,701)	(8,760,012)	(340,506)	(598,400)	(164,837,173)	174,985,081	(130,196,711)
Derivative financial instruments (cost) income, net		6,583,245	4,433	—	(1,061,471)	(3,522,842)	—	2,003,365
Foreign exchange (loss), net		(339,136,720)	(24,799,384)	(698,957)	(616,668)	(18,215,339)	—	(383,467,068)
(Loss) profit sharing in joint ventures and associates		7,585	(2,774,489)	(1,142)	(2,664,883)	(570,404,325)	573,622,710	(2,214,544)
Taxes, duties and other		112,585,930	—	3,720,438	4,696,278	4,944,499	—	125,947,145

Net (loss) income	Ps.	(409,900,644)	(159,305,428)	16,167,733	(6,734,673)	(619,025,797)	573,622,708	(605,176,101)

Total current assets	Ps.	884,810,498	142,112,245	141,871,250	129,446,883	951,703,208	(1,942,927,128)	307,016,956
Total non-current assets		788,553,823	385,210,505	168,847,661	45,392,108	807,311,727	(596,826,149)	1,598,489,675
Total current liabilities		365,666,080	356,563,924	30,340,924	90,789,438	1,766,885,049	(1,940,127,786)	670,117,629
Total non-current liabilities		2,567,307,169	712,535,690	84,095,252	1,969,847	2,420,831,647	(2,018,306,253)	3,768,433,352
Equity (deficit), net		(1,259,608,928)	(541,776,864)	196,282,735	82,079,706	(2,428,701,761)	1,418,680,762	(2,533,044,350)
Depreciation and amortization		78,387,052	14,444,932	4,443,842	235,442	1,669,842	—	99,181,110
Depreciation of rights of use		230,171	3,700,261	277,195	804,199	561,774	—	5,573,600
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		26,843,419	38,921,405	6,326,761	—	24,565,958	—	96,657,543

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

As of/ for the three-month period ended September 30, 2020	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	81,007,347	113,667,631	—	40,819,055	2,416,299	—	237,910,332
Intersegment		67,624,904	31,690,518	16,008,458	64,689,217	24,442,307	(204,455,404)	—
Services income		28,530	22,569	1,011,470	27,135	31,125	—	1,120,829
Reversal of impairment (impairment) of wells, pipelines, properties, plant and equipment, net		22,107,486	(13,921,483)	—	—	—	—	8,186,003
Cost of sales		90,002,922	161,107,496	11,329,346	104,168,342	6,771,322	(184,334,458)	189,044,970

Gross income (loss)		80,765,345	(29,648,261)	5,690,582	1,367,065	20,118,409	(20,120,946)	58,172,194
Distribution, transportation and sales expenses		86,801	(68,797)	27,118	340,903	(9,716)	(1,028,470)	(652,161)
Administrative expenses		18,277,929	12,551,345	4,641,955	508,989	19,948,161	(19,088,477)	36,839,902
Other revenue		292,478	610,465	67,930	93,581	523,483	—	1,587,937
Other expenses		813,414	3,070	83,159	(3,726)	33,689	7,348	936,954

Operating (loss) income		63,506,507	(41,517,274)	1,172,598	607,028	737,136	3,349	24,509,344
Financing income		17,160,389	115,561	720,855	68,189	35,767,786	(53,563,898)	268,882
Financing cost		(34,315,617)	(2,959,834)	(141,915)	(167,803)	(49,330,591)	53,560,548	(33,355,212)
Derivative financial instruments income (cost), net		20,462,634	17,238	—	(469,412)	(2,986,515)	—	17,023,945
Foreign exchange gain (loss), net		30,289,073	3,106,512	81,282	30,497	2,686,483	—	36,193,847
(Loss) profit sharing in joint ventures and associates		5,260	(67,805)	10	(1,617,270)	12,941,804	(12,665,919)	(1,403,920)
Taxes, duties and other		40,275,201	—	(722,445)	301,400	1,971,508	—	41,825,664

Net income (loss)	Ps.	56,833,045	(41,305,602)	2,555,275	(1,850,171)	(2,155,405)	(12,665,920)	1,411,222

Depreciation and amortization		27,895,972	4,780,576	1,548,850	76,664	554,273	—	34,856,335
Depreciation of rights of use		66,393	1,226,019	167,187	227,895	194,560	—	1,882,054
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,947,806	9,087,607	5,995,115	—	8,188,652	—	32,219,180

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

As of/ for the year ended December 31, 2020	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.	937,017,021	155,514,025	166,202,857	168,261,357	906,149,787	(2,003,285,308)	329,859,739
Total non-current assets		884,741,960	331,853,787	167,498,268	40,084,813	750,322,623	(575,873,262)	1,598,628,189
Total current liabilities		464,163,895	405,696,477	39,568,364	129,161,357	1,734,633,918	(2,000,813,940)	772,410,071
Total non-current liabilities		2,363,252,154	714,743,134	90,624,955	1,121,488	2,218,921,311	(1,827,858,155)	3,560,804,887
Equity (deficit), net		(1,005,657,068)	(633,071,799)	203,507,806	78,063,325	(2,297,082,819)	1,249,513,525	(2,404,727,030)
Depreciation and amortization		101,126,295	19,744,860	5,917,668	317,241	2,525,756	—	129,631,820
Depreciation of rights of use		313,008	4,715,238	460,957	992,148	747,880	—	7,229,231
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		35,356,366	51,845,677	8,927,651	(1,156)	32,680,002	—	128,808,540

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.